Long-Term Deposits	12 Months Ended
Dec. 31, 2020
Long Term Deposits [Abstract]
Long-Term Deposits
10.	LONG-TERM DEPOSITS
Long-term deposits balance as of December 31, 2020 is primarily denominated in RMB.